Commitments, Contingencies and Guarantees - Summary of Notional Amounts Associated with Derivative Contracts (Details) $ in Millions	Nov. 30, 2021 USD ($)
Derivatives
Guarantor Obligations [Line Items]
2022	$ 16,978.6
2023	7,849.4
2024 and 2025	3,099.6
2026 and 2027	87.7
2028 and Later	0.0
Notional/ Maximum Payout	28,015.3
Derivative contracts – non-credit related
Guarantor Obligations [Line Items]
2022	16,978.6
2023	7,849.4
2024 and 2025	3,081.8
2026 and 2027	87.7
2028 and Later	0.0
Notional/ Maximum Payout	27,997.5
Written derivative contracts – credit related
Guarantor Obligations [Line Items]
2022	0.0
2023	0.0
2024 and 2025	17.8
2026 and 2027	0.0
2028 and Later	0.0
Notional/ Maximum Payout	$ 17.8